Bonds - Summary of Bonds Issued (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total	S/ 947,567	S/ 967,714
Current	36,655	46,091
Non-current	910,912	921,623
GyM Ferrovias S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	603,657	604,031
Current	12,294	20,551
Non-current	591,363	583,480
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	343,910	363,684	S/ 186,223
Current	24,361	25,541
Non-current	S/ 319,549	S/ 338,143